Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		$ 40,781	$ 1,649
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(1)	(5)
Disposal of subsidiaries, associates and intangible assets		14	100
Purchase of property, equipment and software		(831)	(782)
Disposal of property, equipment and software		6	8
Purchase of financial assets measured at fair value through other comprehensive income		(4,132)	(1,757)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		1,944	1,160
Net (purchase) / redemption of debt securities measured at amortized cost		(4,817)	653
Net cash flow from / (used in) investing activities		(7,817)	(623)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		14,912	(14,248)
Distributions paid on UBS shares		(1,308)	(2,544)
Repayment of lease liabilities	[1]	(273)
Issuance of long-term debt, including debt issued designated at fair value		46,059	31,471
Repayment of long-term debt, including debt issued designated at fair value		(46,137)	(25,931)
Net changes in non-controlling interests		(4)	(6)
Net cash flow from / (used in) financing activities		12,368	(12,301)
Total cash flow
Cash and cash equivalents at the beginning of the period		119,873	126,079
Net cash flow from / (used in) operating, investing and financing activities		45,332	(11,275)
Effects of exchange rate differences on cash and cash equivalents		1,563	613
Cash and cash equivalents at the end of the period	[2]	166,768	115,417
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[3]	149,430	101,341
of which: loans and advances to banks		14,428	12,108
of which: money market paper		$ 2,911	$ 1,968

[1]
In 2019, cash payments for the principal portion of the lease liability were classified within operating activities under Financial assets at fair value not held for trading, other financial assets and liabilities

[2]
USD 5,393 million and USD 3,161 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 30 June 2020 and 30 June 2019, respectively. Refer to “Note 26 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

[3]	Includes only balances with an original maturity of three months or less.